Jacobs Broel Value Fund
Investment Objective
The Jacobs | Broel Value Fund (the "Fund") seeks long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Jacobs Broel Value Fund
Redemption Fees On shares sold after holding them for 90 days or less (as a percentage of the amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Jacobs Broel Value Fund
Management Fees	1.00%
Distribution 12b-1 Fees	none
Other Expenses	0.40%
Acquired Fund Fees and Expense	0.02%
Total Annual Fund Operating Expenses	1.42%

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Jacobs Broel Value Fund	145	449	776	1,702

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 64.38% of the average value of its portfolio.

The Principal Investment Strategies of the Fund

The Jacobs | Broel Value Fund (the "Fund") invests in securities of companies of any market capitalization that Jacobs | Broel Asset Management, LLC (the "Adviser") believes are undervalued. The Fund may invest in publicly traded equity securities, including common stocks, preferred stocks, convertible securities, and similar instruments of various issuers. The Fund may also invest in foreign securities, including American Depositary Receipts (ADRs).

The Adviser's approach to managing the Fund can best be described as a value-contrarian investment philosophy. In applying the philosophy, the Adviser uses a bottom-up, fundamental investment selection process to attempt to identify securities of companies that appear to be selling at a discount relative to the Adviser's and the market's assessment of their potential value. The Adviser will focus on identifying companies that have good long-term fundamentals (e.g., financial condition, capabilities of management, earnings, new products and services) yet whose securities are currently out of favor with the majority of investors.

In addition to its bottoms-up, fundamental analysis, the Adviser also incorporates technical analysis from time to time. Technical analyzes uses past market data as opposed to specific company data. Here, the Adviser's analysis may involve the use of charts to identify market patterns and trends which may be based on investor sentiment rather than company fundamentals.

The Adviser believes that to outperform the stock market over the long-term, one must:

- Think differently, and with conviction, from mainstream stock market participants.

- Invest in attractive companies that are undervalued at the time of purchase.

- Maintain focus on purchase price sensitivity and price objectives.

- Remain unbiased to sectors, market capitalization, and geographic location.

- Emphasize quality of recommendations, not quantity.

- Have patience to allow an investment thesis to play out and not be distracted by near-term price movements.

The Fund will typically hold between 15-30 securities. The number of securities held by the Fund may occasionally exceed this range at times such as when the portfolio managers are accumulating new positions, phasing out existing positions, or responding to exceptional market conditions. Generally, securities are sold when the characteristics and factors used to select the security change or the security has appreciated to the point where it is no longer attractive for the Fund to hold. As a part of its principal investment strategies the Fund may, at times, hold up to 25% of its assets in cash. Additionally, under certain circumstances, including when investment opportunities are limited or market conditions are adverse, the Fund as a temporary defensive measure may hold all or a portion of its assets in cash or cash equivalents, and in such circumstances the Fund may not meet its investment objective.

The Fund may invest up to a total of 25% of its assets in other investment companies, including exchange-traded funds and closed-end funds.

The Adviser will sell investments if it determines that any of the mentioned factors have changed materially from its initial analysis or that other factors indicate that an investment is no longer earning a return commensurate with its risk. The Adviser may also sell securities if it believes more attractive investment opportunities exist.

The Principal Risks of Investing in the Fund

The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund's investment risks before deciding whether to invest in the Fund.

Risks in General. Domestic and foreign economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund's investments. There is risk that these and other factors may adversely affect the Fund's performance. The loss of money is a risk of investing in the Fund.

Risks of Investing in Common Stocks. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Small and Medium Capitalization Companies. The Fund invests in the stocks of small and medium capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets and may experience higher failure rates than do larger companies.

Risks of Investing in other Investment Companies and ETFs. The Fund will incur higher and duplicative expenses when it invests in mutual funds, ETFs, and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying mutual fund or index on which the ETF is based. In addition, since ETFs are traded on stock market exchanges similar to the securities of public operating companies, shares of ETFs are subject to the risks associated with secondary market trading that do not apply to traditional mutual funds. Furthermore, in addition to the brokerage costs associated with the Fund's purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund's shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses.

Risks of Investing in Closed-End Funds. The Fund may invest in closed-end funds. The shares of closed-end funds may trade at a discount or premium to, or at, their NAV. To the extent that the Fund invests a portion of its assets in closed-end funds, those assets will be subject to the risks of the closed-end fund's portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, the expenses of the closed-end fund. The securities of closed-end funds in which the Fund may invest may be leveraged. As a result, the Fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund's long-term returns on such securities (and, indirectly, the long-term returns of the Fund) will be diminished.

Risks of Value Investing Style. Because the Fund invests primarily in value stocks (stocks that the Adviser believes are undervalued), the Fund's performance may at times be better or worse than the performance of stock funds that focus on other types of stock strategies (e.g. growth stocks), or that have a broader investment style.

Foreign Risk. The Fund may invest in foreign securities, including American Depositary Receipts (ADRs). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. ADRs are subject to risks similar to those associated with direct investment in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Performance History

Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time. There is no performance information for the Fund since the Fund has not completed one full calendar year of operation as of the date of this prospectus.